SUMMARY OF UNUSED TAX LOSSES FOR WHICH NO DEFERRED TAX ASSETS HAVE BEEN RECOGNIZED (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Unused tax losses	$ (43,402,517)	$ (29,195,914)
Unused tax credits [member]
IfrsStatementLineItems [Line Items]
Unused tax losses	$ (7,722,631)	$ (6,338,526)